ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of accounts payable

	As at December 31, 2021	As at December 31, 2020
Accounts payable	$539	$929
Accruals	909	529
	$1,448	$1,458